Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Production expenses	$ 417,016	$ 402,089
Depreciation, amortization and impairments	425,737	464,370
Employee expenses	3,821,486	3,624,021
Marketing expenses	13,876	941,845
Professional fees	1,101,169	1,550,864
Other expenses	456,515	814,863
Total	$ 6,235,799	$ 7,798,052